UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06146
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Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Biehl & Kaiser, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30
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Date of reporting period: December 31, 2004
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FORM N-Q

Item 1. Schedule of Investments

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)

			Shares	Value
	EQUITY SECURITIES (92.8%)

	INDUSTRIAL (20.4%)
	Aerospace/Defense (1.6%)
	Cubic Corp.		24,500	$ 616,665
*	DRS Technologies, Inc.		16,700	713,257
	Total Aerospace/Defense			1,329,922

	Building Products (0.9%)
*	Griffon Corp.		10,900	294,300
	Lennox International, Inc.		23,000	468,050
	Total Building Products			762,350

	Commercial Printing (0.2%)
	Bowne & Co., Inc.		10,500	170,730

	Construction & Engineering (0.2%)
*	URS Corp.		5,200	166,920

	Electrical Component (1.3%)
*	Genlyte Group, Inc.		6,100	522,648
	Regal-Beloit Corp.		20,000	572,000
	Total Electrical Component			1,094,648

	Industrial Conglomerates (0.9%)
	Tredegar Corp.		38,200	772,022

	Machinery Construction/Farming (0.6%)
*	Terex Corp.		9,900	471,735

	Machinery Industrial (5.2%)
	Albany International Corp. - Class A		19,700	692,652
*	Esco Technologies, Inc.		2,000	153,300
	Lincoln Electric Holdings, Inc.		6,600	227,964
	Mueller Industries, Inc.		20,000	644,000
	Reliance Steel & Aluminum Co.		10,500	409,080
	Stewart & Stevenson Services, Inc.		9,000	182,070
	The Timken Co.		35,000	910,700
	Thomas Industries, Inc.		6,000	239,520
	Valmont Industries, Inc.		16,000	401,760
	Watts Water Technologies, Inc. - Class A		13,200	425,568
	Total Machinery Industrial			4,286,614

	Marine (0.4%)
*	Kirby Corp.		6,600	292,908

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Services-Diversified/Commercial (2.6%)
	ABM Industries, Inc.		17,000	$ 335,240
*	Insurance Auto Auctions, Inc.		5,000	112,100
*	Mobile Mini, Inc.		7,300	241,192
*	NCO Group, Inc.		15,000	387,750
*	PRG-Schultz International, Inc.		20,000	100,600
*	School Specialty, Inc.		7,000	269,920
*	Sourcecorp, Inc.		5,000	95,550
*	Tetra Tech, Inc.		18,000	301,320
	Viad Corp.		10,000	284,900
	Total Services-Diversified/Commercial			2,128,572

	Services-Employment (0.4%)
*	Spherion Corp.		18,000	151,200
*	Volt Information Sciences, Inc.		6,000	176,340
*	Total Services-Employment			327,540

	Services-Environmental (0.5%)
*	Waste Connections, Inc.		12,900	441,825

	Services-Office/Supplies (0.2%)
*	United Stationers, Inc.		3,100	143,220

	Trade Companies & Distribution (2.9%)
	Applied Industrial Technologies, Inc.		15,750	431,550
	Hughes Supply, Inc.		24,400	789,340
	Watsco, Inc.		32,000	1,127,040
	Total Trade Companies & Distribution			2,347,930

	Trucking (2.5%)
	Arkansas Best Corp.		7,000	314,230
*	Dollar Thrifty Automotive Group, Inc.		13,000	392,600
*	Yellow Roadway Corp.		24,000	1,337,040
	Total Trucking			2,043,870

	Total Industrial			16,780,806

	FINANCIAL (18.6%)
	Consumer Finance (0.1%)
	Cash America International, Inc.		4,000	118,920

	Diverse Financial Services (9.1%)
	BankAtlantic Bancorp, Inc. - Class A		20,000	398,000
*	BankUnited Financial Corp. - Class A		24,000	766,800
	Capital Automotive REIT		12,100	429,852
	Colonial Properties Trust		13,700	537,999

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	FINANCIAL (continued)
	Diverse Financial Services (continued)
	Commercial Net Lease Realty		14,000	$ 288,400
	Downey Financial Corp.		10,000	570,000
	Entertainment Properties Trust		5,000	222,750
*	Financial Federal Corp.		8,000	313,600
*	FirstFed Financial Corp.		4,600	238,602
	Fremont General Corp.		24,600	619,428
	Gables Residential Trust		18,000	644,220
	IndyMac Bancorp, Inc.		19,200	661,440
	Lexington Corporate Properties Trust		14,000	316,120
*	Piper Jaffray Cos., Inc.		7,000	335,650
	Shurgard Storage Centers, Inc. - Class A		12,900	567,729
	Sovran Self Storage, Inc.		7,100	299,194
*	Sterling Financial Corp.		7,590	297,983
	Total Diverse Financial Services			7,507,767

	Insurance-Life/Health (1.2%)
	Delphi Financial Group, Inc. - Class A		15,900	733,785
	UICI		6,500	220,350
	Total Insurance-Life/Health			954,135

	Insurance-Property/Casualty (2.1%)
*	ProAssurance Corp.		18,000	703,980
	RLI Corp.		10,000	415,700
	Selective Insurance Group, Inc.		7,300	322,952
	Zenith National Insurance Corp.		6,000	299,040
	Total Insurance-Property/Casualty			1,741,672

	Regional Banks (6.1%)
	Boston Private Financial Holdings, Inc.		12,000	338,040
	Chittenden Corp.		10,000	287,300
	Colonial BancGroup, Inc.		17,500	371,525
	Community Bank System, Inc.		11,000	310,750
	Corus Bankshares, Inc.		11,900	571,319
	First Republic Bank		5,000	265,000
	Irwin Financial Corp.		10,500	298,095
	Mid-State Bancshares		9,000	257,850
	Provident Bankshares Corp.		7,000	254,590
*	Silicon Valley Bancshares		9,200	412,344
	South Financial Group, Inc.		22,000	715,660
	Sterling Bancshares, Inc.		25,000	356,750
	Whitney Holding Corp.		13,000	584,870
	Total Regional Banks			5,024,093

	Total Financial			15,346,587

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (13.6%)
	Apparel & Accessory (1.2%)
	Kellwood Co.		11,000	$ 379,500
	Phillips-Van Heusen Corp.		14,000	378,000
	Russell Corp.		10,000	194,800
	Total Apparel & Accessory			952,300

	Automobile Manufacturers (0.4%)
	Coachmen Industries, Inc.		8,800	152,768
	Monaco Coach Corp.		9,300	191,301
	Total Automobile Manufacturers			344,069

	Casinos & Gaming (1.0%)
*	Aztar Corp.		24,000	838,080

	Footwear (0.2%)
	Brown Shoe Company, Inc.		5,800	173,014

	General Merchandise (0.2%)
*	ShopKo Stores, Inc.		8,000	149,440

	Homebuilding (2.0%)
	M.D.C. Holdings, Inc.		10,000	864,400
	Standard Pacific Corp.		12,500	801,750
	Total Homebuilding			1,666,150

	Home Furnishings (0.5%)
	Bassett Furniture Industries, Inc.		7,000	137,375
*	Interface, Inc. - Class A		24,383	243,099
	Total Home Furnishings			380,474

	Hotel/Resort/Cruise (0.4%)
	Marcus Corp.		11,600	291,624

	Housewares & Specialty (0.7%)
	Libbey, Inc.		10,800	239,868
	National Presto Industries, Inc.		2,700	122,850
	Russ Berrie & Co., Inc.		8,000	182,720
	Total Housewares & Specialty			545,438

	Leisure Products (0.4%)
*	JAKKS Pacific, Inc.		6,000	132,660
*	K2, Inc.		15,000	238,200
	Total Leisure Products			370,860

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Restaurants (1.5%)
*	Jack in the Box, Inc.		14,400	$ 530,928
	Landry's Restaurants, Inc.		24,400	709,064
	Total Restaurants			1,239,992

	Retail-Apparel (1.6%)
*	Dress Barn, Inc.		8,000	140,800
*	Stage Stores, Inc.		7,400	307,248
*	The Men's Wearhouse, Inc.		13,600	434,656
*	Too, Inc.		18,600	454,956
	Total Retail-Apparel			1,337,660

	Retail-Catalog (0.4%)
*	Insight Enterprises, Inc.		18,000	369,360

	Retail-Computer/Electronics (0.3%)
*	GameStop Corp. - Class A		9,800	219,128

	Retail-Home Improvement (0.4%)
	Building Materials Holding Corp.		9,500	363,755

	Specialty Stores (2.4%)
	Haverty Furniture Cos., Inc.		13,400	247,900
*	Jo-Ann Stores, Inc.		6,000	165,240
*	Linens 'n Things, Inc.		12,000	297,600
	Movie Gallery, Inc.		10,000	190,700
	Pep Boys-Manny, Moe & Jack		16,000	273,120
*	TBC Corp.		7,000	194,600
*	Zale Corp.		20,000	597,400
	Total Specialty Stores			1,966,560

	Total Consumer Discretionary			11,207,904

	TECHNOLOGY (12.9%)
	Application Software (0.1%)
*	MapInfo Corp.		6,700	80,266

	Computer Hardware (0.2%)
*	Pinnacle Systems, Inc.		33,500	204,350

	Computer Storage/Peripherals (0.8%)
*	Adaptec, Inc.		48,000	364,320
*	Hutchinson Technology, Inc.		10,000	345,700
	Total Computer Storage/Peripherals			710,020

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Electronic Equipment (2.6%)
*	Benchmark Electronics, Inc.		27,000	$ 920,700
*	Checkpoint Systems, Inc.		14,000	252,700
*	Coherent, Inc.		18,300	557,052
*	Itron, Inc.		9,500	227,145
*	RadiSys Corp.		8,000	156,400
	Total Electronic Equipment			2,113,997

	Integrated Telecom Services (2.8%)
	Anixter International, Inc.		31,000	1,115,690
	Belden CDT, Inc.		20,000	464,000
	Black Box Corp.		4,000	192,080
*	C-COR, Inc.		11,994	111,544
*	Polycom, Inc.		13,000	303,160
*	Symmetricom, Inc.		11,900	115,549
	Total Integrated Telecom Services			2,302,023

	Internet Software & Services (0.2%)
*	Keynote Systems, Inc.		11,000	153,120

	IT Consulting & Services (0.5%)
*	CACI International, Inc. - Class A		6,000	408,780

	Semiconductor Equipment (1.2%)
*	Brooks Automation, Inc.		17,900	308,238
	Cohu Inc.		15,900	295,104
*	FEI Co.		12,000	252,000
*	Rudolph Technologies, Inc.		8,000	137,360
	Total Semiconductor Equipment			992,702

	Semiconductors (2.8%)
*	Actel Corp.		7,500	131,550
	DSP Group, Inc.		11,000	245,630
*	ESS Technology, Inc.		11,500	81,765
*	Exar Corp.		51,500	730,785
*	Skyworks Solutions, Inc.		60,000	565,800
*	Standard Microsystems Corp.		19,500	347,685
*	Supertex, Inc.		8,900	193,130
	Total Semiconductors			2,296,345

	Services-Data Processing (1.1%)
*	eFunds Corp.		36,700	881,167

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Systems Software (0.6%)
*	Radiant Systems, Inc.		17,000	$ 110,670
*	THQ, Inc.		16,000	367,040
	Total Systems Software			477,710

	Total Technology			10,620,480

	HEALTH (7.4%)
	Biotechnology (0.2%)
*	ArQule, Inc.		19,700	114,063
*	Savient Pharmaceuticals, Inc.		18,000	48,780
	Total Biotechnology			162,843

	Healthcare-Distributors (0.4%)
	Owens & Minor, Inc.		13,000	366,210

	Healthcare-Equipment (2.1%)
	Analogic Corp.		7,500	335,925
*	CONMED Corp.		13,000	369,460
	Datascope Corp.		6,000	238,140
	Invacare Corp.		10,000	462,600
*	Pediatrix Medical Group, Inc.		2,500	160,125
	Vital Signs, Inc.		4,000	155,680
	Total Healthcare-Equipment			1,721,930

	Healthcare-Facility (2.4%)
*	Curative Health Services, Inc.		29,900	204,815
*	Genesis HealthCare Corp.		9,000	315,270
*	Kindred Healthcare, Inc.		10,000	299,500
*	Province Healthcare Co.		20,000	447,000
*	United Surgical Partners International, Inc.		16,300	679,710
	Total Healthcare-Facility			1,946,295

	Healthcare-Managed Care (0.6%)
*	AMERIGROUP Corp.		6,000	453,960

	Healthcare-Services (1.1%)
	Chemed Corp.		9,300	624,123
*	CryoLife, Inc.		17,000	120,190
	Option Care, Inc.		9,000	154,710
	Total Healthcare-Services			899,023

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	HEALTH (continued)
	Healthcare-Supplies (0.3%)
*	Osteotech, Inc.		11,000	$ 60,500
*	Sola International, Inc.		7,000	192,780
	Total Healthcare-Supplies			253,280

	Pharmaceuticals (0.3%)
*	Bradley Pharmaceuticals, Inc.		13,500	261,900

	Total Health			6,065,441

	MATERIALS (6.7%)
	Aluminum (0.4%)
*	Aleris International, Inc.		19,110	323,341

	Chemicals-Specialty (1.5%)
	Cambrex Corp.		8,700	235,770
	Cytec Industries, Inc.		8,000	411,360
*	OM Group, Inc.		8,000	259,360
*	PolyOne Corp.		38,000	344,280
	Total Chemicals-Specialty			1,250,770

	Construction Materials (0.3%)
	Texas Industries, Inc.		3,500	218,330

	Containers-Metal/Glass (0.9%)
	AptarGroup, Inc.		14,000	738,920

	Diverse Metal/Mining (1.2%)
	Amcol International Corp.		20,000	401,800
*	Brush Engineered Materials, Inc.		10,000	185,000
*	RTI International Metals, Inc.		10,000	205,400
*	Stillwater Mining Co.		6,000	67,560
	Usec, Inc.		17,000	164,730
	Total Diverse Metal/Mining			1,024,490

	Paper Products (1.0%)
*	Buckeye Technologies, Inc.		25,000	325,250
*	Caraustar Industries, Inc.		9,700	163,154
	Pope & Talbot, Inc.		20,000	342,200
	Total Paper Products			830,604

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	MATERIALS (continued)
	Steel (1.4%)
	Carpenter Technology Corp.		9,000	$ 526,140
	Commercial Metals Co.		10,000	505,600
	Ryerson Tull, Inc.		4,900	77,175
	Total Steel			1,108,915

	Total Materials			5,495,370

	UTILITIES (5.3%)
	Electric Utilities (1.6%)
	Allete, Inc.		10,000	367,500
	OGE Energy Corp.		20,200	535,502
	Unisource Energy Corp.		15,900	383,349
	Total Electric Utilities			1,286,351

	Gas Utilities (3.2%)
	AGL Resources, Inc.		6,000	199,440
	Atmos Energy Corp.		15,500	423,925
	Piedmont Natural Gas Co., Inc.		20,000	464,800
	South Jersey Industries, Inc.		19,200	1,009,152
*	Southern Union Co.		23,373	560,485
	Total Gas Utilities			2,657,802

	Multi-Utilities (0.5%)
	Avista Corp.		24,600	434,682

	Total Utilities			4,378,835

	ENERGY (4.4%)
	Oil & Gas-Equipment/Services (1.6%)
*	Offshore Logistics, Inc.		16,500	535,755
*	W-H Energy Services, Inc.		35,000	782,600
	Total Oil & Gas-Equipment/Services			1,318,355

	Oil & Gas-Exploration/Production (2.8%)
*	Remington Oil & Gas Corp.		9,000	245,250
*	Southwestern Energy Co.		17,000	861,730
*	Spinnaker Exploration Co.		19,000	666,330
*	Stone Energy Corp.		3,500	157,815
*	Swift Energy Co.		13,000	376,220
	Total Oil & Gas-Exploration/Production			2,307,345

	Total Energy			3,625,700

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER STAPLES (3.2%)
	Agricultural Product (0.7%)
	Corn Products International, Inc.		11,000	$ 589,160

	Food Distributors (0.6%)
*	Performance Food Group Co.		18,000	484,380

	Packaged Foods (1.2%)
*	Hain Celestial Group, Inc.		4,000	82,680
	J & J Snack Foods Corp.		3,000	147,090
	Ralcorp Holdings, Inc.		18,000	754,740
	Total Packaged Foods			984,510

	Retail-Drugs (0.4%)
	Longs Drug Stores Corp.		11,000	303,270

	Retail-Food (0.3%)
	Casey's General Stores, Inc.		16,000	290,400

	Total Consumer Staples			2,651,720

	TELECOMMUNICATIONS (0.3%)
	Integrated Telecom Services (0.3%)
*	General Communications, Inc. - Class A		22,000	242,880

	Total Telecommunications			242,880

	Total Equity Securities
	(Cost: $60,652,436)			76,415,723

	INVESTMENT COMPANIES (6.8%)
	iShares Russell 2000 Value Index Fund		13,700	2,643,552
	iShares S & P SmallCap 600/BARRA
	Value Index Fund		24,300	2,959,740

	Total Investment Companies
	(Cost: $4,979,855)			5,603,292

			Principal
			Amount
	SHORT-TERM SECURITIES (1.6%)
	TIME DEPOSIT (1.6%)
	HSBC Bank
	1.622%, 1/03/05
	(Cost: $1,308,000)		$ 1,308,000	1,308,000

	BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

				Value
	TOTAL INVESTMENTS (101.2%)
	(Identified Cost: $66,940,291)			$ 83,327,015

	LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)			(984,082)

	NET ASSETS (100.0%)			$ 82,342,933

*	Non-income producing security.

	(See "Notes to Portfolios")

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)

			Shares	Value
	EQUITY SECURITIES (95.9%)

	TECHNOLOGY (43.5%)
	Application Software (2.7%)
	Autodesk, Inc.		22,000	$ 834,900
*	Citrix Systems, Inc.		25,000	613,250
*	Intuit, Inc.		27,000	1,188,270
*	Siebel Systems, Inc.		75,000	787,500
	Total Application Software			3,423,920

	Computer Hardware (6.5%)
*	Apple Computer, Inc.		50,000	3,220,000
*	Dell, Inc.		98,000	4,129,720
*	Sun Microsystems, Inc.		145,000	780,100
	Total Computer Hardware			8,129,820

	Computer Storage/Peripherals (1.5%)
*	Network Appliance, Inc.		43,000	1,428,460
*	QLogic Corp.		10,500	385,665
	Total Computer Storage/Peripherals			1,814,125

	Electronic Equipment/Instruments (0.6%)
*	Flextronics International, Ltd.		57,000	787,740

	Internet Software & Services (2.4%)
*	Check Point Software Technologies, Ltd.		23,000	566,490
*	Yahoo!, Inc.		64,000	2,411,520
	Total Internet Software & Services			2,978,010

	Semiconductor Equipment (2.5%)
*	Applied Materials, Inc.		90,000	1,539,000
*	KLA-Tencor Corp.		25,000	1,164,500
*	Lam Reserach Corp.		15,000	433,650
	Total Semiconductor Equipment			3,137,150

	Semiconductors (9.8%)
*	Altera Corp.		58,000	1,200,600
*	Broadcom Corp. - Class A		23,000	742,440
	Intel Corp.		215,000	5,028,850
	Linear Technology Corp.		40,000	1,550,400
	Maxim Integrated Products, Inc.		45,000	1,907,550
	Microchip Technology, Inc.		18,000	479,880
	Xilinx, Inc.		45,000	1,334,250
	Total Semiconductors			12,243,970

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Services-Data Processing (1.7%)
*	Fiserv, Inc.		22,000	$ 884,180
	Paychex, Inc.		35,000	1,192,800
	Total Services-Data Processing			2,076,980

	Systems Software (15.4%)
	Adobe Systems, Inc.		25,000	1,568,500
*	Electronic Arts, Inc.		30,000	1,850,400
	Microsoft Corp.		362,000	9,669,020
*	Oracle Corp.		212,000	2,908,640
*	Symantec Corp.		70,000	1,803,200
*	VERITAS Software Corp.		50,000	1,427,500
	Total Systems Software			19,227,260

	Trade Companies/Distributors (0.4%)
	CDW Corp.		8,000	530,800

	Total Technology			54,349,775

	CONSUMER DISCRETIONARY (17.7%)
	Broadcasting & Cable (3.9%)
*	Comcast Corp. - Class A		92,000	3,061,760
	EchoStar Communications Corp. - Class A		25,000	831,000
	Liberty Media International, Inc. - Class A		9,700	448,431
*	XM Satellite Radio Holdongs, Inc.		14,000	526,680
	Total Broadcasting & Cable			4,867,871

	General Merchandise (0.6%)
*	Kmart Holding Corp.		8,000	791,600

	Movies & Entertainment (0.5%)
*	Pixar		7,500	642,075

	Restaurants (2.8%)
*	Starbucks Corp.		55,000	3,429,800

	Retail-Catalog (1.5%)
*	IAC/InterActiveCorp		68,000	1,878,160

	Retail-Computer/Electronics (0.5%)
	Garmin, Ltd.		10,000	608,400

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Specialty Stores (7.9%)
*	Amazon.com, Inc.		28,000	$ 1,240,120
*	Bed Bath & Beyond, Inc.		40,000	1,593,200
*	eBay, Inc.		50,000	5,814,000
	Staples, Inc.		35,000	1,179,850
	Total Specialty Stores			9,827,170

	Total Consumer Discretionary			22,045,076

	TELECOMMUNICATIONS (16.4%)
	Telecom Equipment (13.2%)
*	Cisco Systems, Inc.		240,000	4,632,000
*	Comverse Technology, Inc.		26,000	635,700
*	JDS Uniphase Corp.		120,000	380,400
*	Juniper Networks, Inc.		33,000	897,270
	Qualcomm, Inc.		194,500	8,246,800
*	Research in Motion, Ltd.		20,000	1,648,400
	Total Telecom Equipment			16,440,570

	Wireless Telecom Services (3.2%)
*	Nextel Communications, Inc. - Class A		135,000	4,050,000

	Total Telecommunications			20,490,570

	HEALTH (12.0%)
	Biotechnology (8.9%)
*	Amgen, Inc.		61,000	3,913,150
*	Biogen Idec, Inc.		40,000	2,664,400
*	Chiron Corp.		18,900	629,937
*	Genzyme Corp.		31,000	1,800,170
*	Gilead Sciences, Inc.		42,000	1,469,580
*	MedImmune, Inc.		25,000	677,750
	Total Biotechnology			11,154,987

	Healthcare-Distribution/Services (0.4%)
*	Patterson Companies, Inc.		12,000	520,680

	Healthcare-Equipment (1.4%)
	Biomet, Inc.		40,000	1,735,600

	Pharmaceuticals (1.3%)
	Teva Pharmaceutical Industries, Ltd., ADR		52,000	1,552,720

	Total Health			14,963,987

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	INDUSTRIAL (4.3%)
	Air Freight & Couriers (0.7%)
	Expeditors International of Washington, Inc.		15,000	$ 838,200

	Electrical Component (0.3%)
	American Power Conversion Corp.		20,000	428,000

	Machinery Construction/Farming (1.3%)
	Paccar, Inc.		20,000	1,609,600

	Services-Diversified/Commercial (2.0%)
*	Apollo Group, Inc. - Class A		18,000	1,452,780
	Cintas Corp.		24,000	1,052,640
	Total Services-Diversified/Commercial			2,505,420

	Total Industrial			5,381,220

	CONSUMER STAPLES (1.5%)
	Hypermarkets & Supercenters (1.0%)
	Costco Wholesale Corp.		25,000	1,210,250

	Retail-Food (0.5%)
	Whole Foods Market, Inc.		7,000	667,450

	Total Consumer Staples			1,877,700

	MATERIALS (0.5%)
	Chemicals (0.5%)
	Sigma-Aldrich Corp.		10,000	604,600

	Total Materials			604,600

	Total Equity Securities
	(Cost: $95,899,318)			119,712,928

	INVESTMENT COMPANIES (3.5%)
	iShares Dow Jones U.S. Technology Sector Index Fund		15,000	726,900
	iShares Goldman Sachs Technology Index Fund		15,000	700,650
	Nasdaq-100 Index Tracking Stock		72,000	2,873,520

	Total Investment Companies
	(Cost: $3,903,229)			4,301,070

	BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Principal
			Amount	Value
	SHORT-TERM SECURITIES (1.1%)
	TIME DEPOSIT (1.1%)
	HSBC Bank
	1.622%, 1/03/05
	(Cost: $1,405,000)		$ 1,405,000	$ 1,405,000

	TOTAL INVESTMENTS (100.5%)
	(Identified Cost: $101,207,547)			125,418,998

	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)			(570,477)

	NET ASSETS (100.0%)			$ 124,848,521

*	Non-income producing security.

	(See "Notes to Portfolios")

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)

			Shares	Value
	EQUITY SECURITIES (92.9%)

	AUSTRALIA (2.6%)
	Aristocrat Leisure, Ltd.		16,000	$ 124,797
	Australia & New Zealand Banking Group, Ltd.		17,000	274,389
	BHP Billiton, Ltd.		67,128	807,216
	BlueScope Steel, Ltd.		45,000	291,023
	Coca-Cola Amatil, Ltd.		40,000	254,924
	Commonwealth Bank of Australia		18,000	452,937
	CSL, Ltd.		14,000	321,007
	John Fairfax Holdings, Ltd.		32,000	114,136
	Macquarie Bank, Ltd.		7,500	273,385
	Mayne Group, Ltd.		53,000	176,989
	News Corp., Inc. - Class B		31,500	605,222
	Pacific Brands, Ltd.		45,000	112,529
	QBE Insurance Group, Ltd.		30,000	360,986
	Rinker Group, Ltd.		20,000	166,971
	Westfarmers, Ltd.		10,000	311,992
	Westpac Banking Corp.		10,000	152,782
	Woodside Petroleum, Ltd.		10,000	157,564
	Total Australia			4,958,849

	AUSTRIA (2.0%)
	Bank Austria Creditanstalt		9,722	878,773
	Erste Bank der oesterreichischen Sparkassen AG		8,000	427,348
	EVN AG		5,113	312,743
	Mayr-Melnhof Karton AG		2,500	425,785
	OMV AG		1,963	591,515
	Telekom Austria AG		27,000	511,961
	Voestalpine AG		2,500	194,203
	Weinerberger AG		10,000	477,776
	Total Austria			3,820,104

	BELGIUM (2.5%)
	Barco NV		3,000	277,491
	Bekaert NV		7,000	558,992
*	Belgacom		6,000	259,345
	Colruyt SA		5,500	894,115
	Delhaize Group		7,500	570,375
	Dexia		18,000	413,973
	Electrabel SA		1,500	668,751
	InBev NV		3,800	147,413
	KBC Bankverzekeringsholding		4,500	345,589
*	Mobistar SA		5,500	515,462
*	Option NV		7,000	251,665
	Total Belgium			4,903,171

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	BRAZIL (1.7%)
	Banco Bradesco SA Pfd		11,016	$ 266,400
*	Banco Bradesco SA Pfd - Rights		406	3,676
	Banco Itau Holdings Financeira SA Pfd		1,600	240,361
	Banco Itau Holding Financeira SA, ADR		2,200	165,374
	Centrais Eletricas Brasileiras SA - Class B Pfd		15,900,000	234,669
	Centrais Eletricas Brasileiras SA, ADR		16,000	118,072
	Companhia Energetica de Minas Gerais, ADR		14,500	355,830
	Companhia Vale do Rio Doce, ADR		33,000	957,330
	Petrobras-Petroleo Brasileiro A SA, ADR		13,400	485,214
	Petrobras-Petroleo Brasileiro SA, ADR		7,400	294,372
*	Tele Leste Celular Participacoes SA, ADR		61	741
	Telecomunicacoes Brasileiras SA, ADR		5,300	170,554
*	Tim Participacoes SA, ADR		490	7,556
	Total Brazil			3,300,149

	CANADA (2.4%)
	BCE, Inc.		6,500	156,892
*	Canfor Corp.		30,000	391,854
	EnCana Corp.		5,000	285,440
	Falconbridge, Ltd.		5,500	142,762
*	GSI Lumonics, Inc.		15,000	171,765
*	Inco, Ltd.		3,500	128,531
*	Intertape Polymer Group, Inc.		25,000	227,434
	Magna International, Inc. - Class A		3,200	263,259
	Manulife Financial Corp.		5,000	231,190
	Methanex Corp.		63,700	1,164,852
	National Bank of Canada		10,000	413,638
	Petro-Canada		4,000	204,215
	Quebecor, Inc.- Class B		9,700	209,601
*	Ultra Petroleum Corp.		14,000	673,820
	Total Canada			4,665,253

	CZECH REPUBLIC (0.4%)
	CEZ AS		49,000	746,949
	Total Czech Republic			746,949

	DENMARK (0.7%)
	AP Moller-Maersk A/S		20	165,188
	Bang & Olufsen A/S		2,000	149,473
	Danisco A/S		5,000	305,159
	Danske Bank A/S		6,300	193,114
	NKT Holding A/S		5,000	145,727
	Novo Nordisk A/S - Class B		3,000	163,909
	Sydbank A/S		1,000	197,349
	Total Denmark			1,319,919

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	FRANCE (5.8%)
*	Alcatel SA		13,000	$ 202,324
	Arcelor		25,500	588,195
	Aventis SA		3,235	301,646
	AXA		31,580	780,379
	BNP Paribas SA		16,580	1,201,188
	Bouygues SA		3,000	138,643
	Carrefour SA		6,400	304,820
	Compagnie Generale des Etablissements Michelin - Class B		8,000	513,144
	Credit Agricole SA		10,000	301,753
	European Aeronautic Defence and Space Co.		10,000	290,744
	France Telecom SA		23,400	774,805
	Lafarge SA		6,000	579,040
	Renault SA		5,300	443,408
	Sanofi-Aventis		6,746	539,167
	Schneider Electric SA		3,800	264,456
	Societe Generale		5,000	505,981
	Suez SA		13,000	346,690
	Total SA		10,380	2,267,319
*	Vivendi Universal SA		21,000	670,504
	Worms & Cie		10,000	319,424
	Total France			11,333,630

	GERMANY (4.9%)
	Allianz AG		5,990	794,650
	BASF AG		10,000	720,402
*	Bayerische Hypo-und Vereinsbank AG		23,085	524,017
*	Commerzbank AG		8,500	175,153
	Continental AG		7,000	444,624
	DaimlerChrysler AG		12,000	575,126
	Deutsche Bank AG		13,000	1,154,221
*	Deutsche Telekom AG		45,860	1,037,881
	E.ON AG		13,000	1,184,967
	Man AG		10,000	385,211
	Metro AG		2,500	137,590
	ProSiebenSat.1 Media AG		15,000	275,248
	Puma AG		3,000	824,929
	RWE AG		9,000	497,893
	SAP AG		2,100	375,071
	Siemens AG		5,000	423,950
	Total Germany			9,530,933

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	GREECE (1.2%)
	Alpha Bank AE		16,800	$ 585,956
	Attica Holdings SA		75,000	285,442
	Cosmote Mobile Telecommunications SA		10,000	200,082
	National Bank of Greece SA		11,100	366,329
	OPAP SA		17,500	483,825
	Technical Olympic SA		90,000	486,883
	Total Greece			2,408,517

	HONG KONG (2.7%)
	Bank of East Asia, Ltd.		125,000	388,379
	BOC Hong Kong (Holdings), Ltd.		85,000	162,395
	Cheung Kong Holdings, Ltd.		33,000	330,098
	China Mobile (Hong Kong), Ltd.		90,000	305,106
	China Resources Power Holdings Co., Ltd.		280,000	152,199
	China Travel International Investment Hong Kong, Ltd.		950,000	305,557
	Citic Pacific, Ltd.		100,000	282,399
	CNOOC, Ltd.		400,000	214,855
	Hang Lung Group, Ltd.		120,000	236,211
	Henderson Land Development Co., Ltd.		50,000	260,527
	Hopewell Holdings, Ltd.		100,000	256,668
	Hutchison Whampoa, Ltd.		25,000	233,992
	Kingboard Chemical Holdings, Ltd.		104,000	220,773
	Li & Fung, Ltd.		154,000	259,549
	Lianhua Supermarket Holdings, Ltd. - Class H		240,000	293,334
	New World Development Co., Ltd.		150,000	167,895
	PetroChina Co., Ltd.		474,000	253,078
	Shangri-La Asia, Ltd.		106,000	155,467
	Sino Land Co., Ltd.		200,000	198,129
	Sun Hung Kai Properties, Ltd.		30,000	300,089
	Swire Pacific, Ltd. - Class A		42,000	351,229
	Total Hong Kong			5,327,929

	HUNGARY (0.9%)
	MOL Magyar Olaj-es Gazipari Rt		16,000	1,125,248
	OTP Bank Rt.		18,000	554,767
	Total Hungary			1,680,015

	INDIA (0.3%)
	Grasim Industries, Ltd.		5,850	177,956
	Infosys Technologies, Ltd., ADR		3,120	216,247
	Reliance Industries, Ltd.		17,000	208,755
	Total India			602,958

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	INDONESIA (0.9%)
	PT Astra International Tbk		275,000	$ 284,406
	PT Bank Mandiri		1,331,000	276,022
	PT Hanjaya Mandala Sampoerna Tbk		370,000	265,069
	PT Indosat Tbk		556,000	344,412
* ^ @	PT Lippo Bank Tbk - Certificates of Entitlement		5,580,000	0
	PT Telekomunikasi Indonesia		383,000	199,082
	PT United TractorsTbk		1,493,500	366,034
	Total Indonesia			1,735,025

	IRELAND (0.9%)
	Allied Irish Banks, Plc.		14,000	290,200
	Anglo Irish Bank Corp., Plc.		16,000	387,767
	Bank of Ireland		15,000	249,762
	CRH, Plc.		15,000	402,678
*	Elan Corp., Plc.		6,000	157,809
	Irish Life & Permanent, Plc.		10,000	187,576
	Total Ireland			1,675,792

	ITALY (0.9%)
	Assicurazione Generali SpA		8,000	271,524
	Banca Intesa SpA		31,463	151,392
	Enel SpA		14,000	137,583
	ENI SpA		20,000	500,748
	Mediobanca SpA		8,000	129,509
	Telecom Italia Mobile SpA		17,500	130,828
	Telecom Italia SpA (Savings Shares)		79,679	258,846
	UniCredito Italiano SpA		30,000	172,489
	Total Italy			1,752,919

	JAPAN (16.6%)
	Belluna Co., Ltd.		9,000	335,513
	Citizen Watch Co., Ltd.		40,000	384,503
	Daihatsu Motor Co., Ltd.		20,000	159,461
	Don Quijote Co., Ltd.		5,000	255,197
	Eisai Co., Ltd.		25,000	822,192
	Exedy Corp.		18,000	344,472
	Fast Retailing Co., Ltd.		5,000	380,599
	Fuji Soft ABC, Inc.		8,000	264,663
	Goldcrest Co., Ltd.		12,000	831,463
	Honda Motor Co., Ltd.		10,000	518,200
	Horiba, Ltd.		25,000	353,762
	Ibiden Co., Ltd.		10,000	193,910
	Ito-Yokado Co., Ltd.		9,000	377,672
	Japan Tobacco, Inc.		15	171,270
	JS Group Corp.		32,000	581,165

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	JAPAN (continued)
	KDDI Corp.		200	$ 1,077,388
	Kitz Corp.		51,000	286,679
	Kojima Co. Ltd.		20,000	240,461
	Komatsu, Ltd.		40,000	279,887
	Kyocera Corp.		5,000	384,991
	Kyushu Electric Power Co., Inc.		15,000	303,016
	Maeda Road Construction Co., Ltd.		20,000	157,314
	Makita Corp.		40,000	699,522
	Marubeni Corp.		110,000	304,870
	Matsui Securities Co., Ltd.		5,000	174,197
	Millea Holdings, Inc.		20	296,672
	Mitsubishi Chemical Corp.		100,000	304,479
	Mitsubishi Corp.		25,000	323,021
	Mitsubishi Gas Chemical Co., Inc.		80,000	377,086
	Mitsubishi Tokyo Financial Group, Inc.		80	811,945
	Mitsui O.S.K. Lines, Ltd.		50,000	300,088
	Nidec Corp.		2,500	304,235
	Nippon Konpo Unyu Soko Co., Ltd.		30,000	317,947
	Nippon Mining Holdings, Inc.		85,000	399,824
	Nippon Oil Corp.		50,000	320,582
	Nippon Sheet Glass Co., Ltd.		40,000	165,512
	Nippon Steel Corp.		150,000	367,425
	Nippon Suisan Kaisha, Ltd.		90,000	301,259
	Nippon Telegraph and Telephone Corp.		60	269,347
	Nissan Motor Co., Ltd.		35,000	380,502
	Nisshin Steel Co., Ltd.		250,000	575,778
	Nitta Corp.		10,000	160,632
	NIWS Co., Ltd.		60	173,905
	NSK, Ltd.		65,000	326,681
	NTT DoCoMo, Inc.		270	497,999
	ORIX Corp.		2,500	339,612
	Pacific Management Corp.		131	304,265
*	Pacific Management Corp. - W/I		131	304,265
*	Resona Holdings, Inc.		170,000	345,077
	Sankyo Co., Ltd.		25,000	564,799
	Sanyo Credit Co., Ltd.		16,000	336,489
	Sanyo Shinpan Finance Co., Ltd.		15,000	1,065,678
	Sapporo Holdings, Ltd.		90,000	425,978
*	Sega Sammy Holdings, Inc.		13,000	714,258
	Shiga Bank, Ltd.		30,000	174,197
	Shimano, Inc.		6,000	171,270
	Shizuoka Bank, Ltd.		33,000	312,706
	Star Micronics Co., Ltd.		20,000	166,097
	Sumitomo Corp.		40,000	345,077
*	Sumitomo Heavy Industries, Ltd.		250,000	929,540

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	JAPAN (continued)
	Sumitomo Mitsui Financial Group, Inc.		70	$ 508,929
	Suzuki Motor Corp.		18,000	328,838
	Takeda Pharmaceutical Co., Ltd.		15,000	755,343
	The Goodwill Group, Inc.		400	987,606
	TOEI Company, Ltd.		35,000	177,613
	Tokai Carbon Co., Ltd.		50,000	193,227
	Tokyo Electric Power Co., Ltd.		12,000	294,525
	Tokyo Ohka Kokyo Co., Ltd.		16,000	320,094
	Tosoh Corp.		95,000	427,393
	Toyo Tire & Rubber Co., Ltd.		60,000	193,227
	Toyota Industries Corp.		12,000	299,795
	Toyota Motor Corp.		38,000	1,546,404
*	Trend Micro, Inc.		16,000	863,472
	TV Asahi Corp.		250	507,466
	Yamada Denki Co., Ltd.		30,000	1,285,254
	Yamaha Motor Co., Ltd.		11,000	165,102
	Total Japan			32,210,882

	MALAYSIA (0.6%)
	Hong Leong Credit Berhad		86,000	100,937
	IOI Corp. Berhad		80,000	200,000
	Malayan Banking Berhad		68,000	211,158
	Malaysia International Shipping Corp. Berhad		50,000	201,316
	Proton Holdings Berhad		44,000	104,211
	Sime Darby Berhad		98,000	154,737
	Telekom Malaysia Berhad		33,000	100,737
	Total Malaysia			1,073,096

	MEXICO (1.4%)
	America Movil SA de CV		14,950	782,632
*	America Telecom SA de CV A1		50,000	143,581
	Cemex SA de CV, ADR		13,895	506,056
*	Empresas ICA Sociedad Controladora SA de CV		976,000	376,496
	Grupo Financiero Inbursa SA de CV - Class O		87,000	160,076
	Grupo Televisa SA, ADR		2,100	127,050
	Telefonos de Mexico SA de CV, ADR - Class L		3,600	137,952
	Wal-Mart de Mexico SA de CV - Class V		123,800	425,365
	Total Mexico			2,659,208

	NETHERLANDS (3.6%)
	ABN AMRO Holding NV		30,000	794,753
	Akzo Nobel NV		6,000	255,920
	DSM NV		10,000	647,275
	Fortis		15,000	415,319
	ING Groep NV		31,000	937,964
	Koninklijke (Royal) KPN NV		43,000	408,550

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	NETHERLANDS (continued)
	Koninklijke (Royal) P&O Nedlloyd NV		5,000	$ 226,791
	Koninklijke (Royal) Philips Electronics NV		12,020	318,758
	Randstad Holding NV		18,500	727,980
	Royal Dutch Petroleum Co.		34,000	1,957,184
	Wolters Kluwer NV		19,000	381,446
	Total Netherlands			7,071,940

	NEW ZEALAND (0.6%)
	Contact Energy, Ltd.		105,000	485,386
	Fletcher Building, Ltd.		132,400	633,087
	Total New Zealand			1,118,473

	NORWAY (2.7%)
	DNB NOR ASA		110,500	1,090,103
*	Fred. Olsen Energy ASA		35,000	505,643
*	Kvaerner ASA		15,000	77,518
	Norsk Hydro ASA		20,500	1,614,506
	Statoil ASA		44,000	690,150
	Telenor ASA		89,000	808,203
*	Yara International ASA		30,000	395,020
	Total Norway			5,181,143

	PORTUGAL (0.3%)
	Banco BPI SA		35,000	141,770
	Banco Comercial Portugues SA		45,000	115,604
	Brisa-Auto Estradas de Portugal SA		5,000	45,875
	Energias de Portugal SA		60,000	181,868
	Portugal Telecom, SGPS SA		12,060	149,172
	Total Portugal			634,289

	RUSSIA (0.9%)
	Gazprom, ADR		31,350	1,112,925
	LUKOIL, ADR		5,000	607,000
	Total Russia			1,719,925

	SINGAPORE (3.2%)
	Capitaland, Ltd.		190,000	247,917
	DBS Group Holdings, Ltd.		130,000	1,282,161
	Elec & Eltek International Co., Ltd.		140,000	397,600
	Jardine Cycle & Carriage, Ltd.		52,000	337,662
	Keppel Corp., Ltd.		75,000	395,124
	Keppel Land, Ltd.		150,000	206,751
	Neptune Orient Lines, Ltd.		260,000	477,824
	Oversea-Chinese Banking Corp., Ltd.		55,000	454,852
	Parkway Holdings, Ltd.		100,000	91,889

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	SINGAPORE (continued)
	People's Food Holdings, Ltd.		250,000	$ 229,723
	Robinson & Co., Ltd.		50,000	188,373
	Singapore Airlines, Ltd.		44,000	307,278
	Singapore Press Holdings, Ltd.		63,750	179,643
	Singapore Telecommunications, Ltd.		234,000	341,166
	United Overseas Bank, Ltd.		110,000	929,919
	Wheelock Properties (S), Ltd.		58,000	85,984
	Total Singapore			6,153,866

	SOUTH AFRICA (1.1%)
	ABSA Group, Ltd.		16,000	215,814
	Barloworld, Ltd.		17,000	320,763
*	Imperial Holdings, Ltd.		16,000	295,363
	Sanlam, Ltd.		144,000	332,283
	Standard Bank Group, Ltd.		30,000	350,388
	Steinhoff International Holdings, Ltd.		142,000	317,586
	Telkom South Africa, Ltd.		18,000	313,113
	Total South Africa			2,145,310

	SOUTH KOREA (0.9%)
	Daelim Industrial Co., Ltd.		10,000	519,706
	Honam Petrochemical Corp.		11,000	513,765
	INI Steel Co.		15,000	195,614
	Korea Zinc Co., Ltd.		11,000	337,906
	Posco		1,500	270,962
	Total South Korea			1,837,953

	SPAIN (2.9%)
	Abengoa, SA		30,000	296,452
	Acciona SA		4,100	362,797
	Aldeasa SA		12,000	507,272
*	Antena 3 de Television SA		314	22,685
	Banco Bilbao Vizcaya Argentaria SA		37,066	657,485
	Banco Santander Central Hispano SA		30,000	372,299
	Enagas		20,000	331,657
*	Fadesa Inmobiliaria SA		15,000	290,540
	Iberdrola SA		20,000	508,359
	Promotora de Informaciones SA (Prisa)		20,000	424,630
	Repsol YPF SA		20,000	520,865
	Telefonica SA		62,890	1,184,798
	Union Fenosa SA		7,000	184,110
	Total Spain			5,663,949

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	SWEDEN (2.8%)
	AB SKF - Class B		11,000	$ 489,963
	ForeningsSparbanken AB		24,000	597,707
	Hennes & Mauritz AB - Class B		12,000	418,034
	Nordea Bank AB		71,000	715,834
	Skanska AB - Class B		34,000	408,027
	Svenska Handelsbanken AB - Class A		21,000	546,694
*	Telefonaktiebolaget LM Ericsson - Class B		392,000	1,250,549
	TeliaSonera AB		72,000	431,216
	Volvo AB - Class B		14,000	555,121
	Total Sweden			5,413,145

	SWITZERLAND (4.0%)
*	Credit Suisse Group		14,577	612,770
*	Georg Fischer AG		2,000	517,984
	Nestle SA		2,000	523,261
	Novartis AG		26,702	1,345,550
	Roche Holding AG		5,133	590,898
*	Sika AG		1,000	599,771
	Sulzer AG		1,600	636,356
	Swiss Re		4,000	285,287
*	Syngenta AG		5,000	531,176
	UBS AG		13,087	1,097,393
	Zehnder Group AG		400	545,247
*	Zurich Financial Services AG		2,948	491,549
	Total Switzerland			7,777,242

	TAIWAN (0.5%)
	Cathay Financial Holding Co., Ltd.		75,000	153,834
	Chunghwa Telecom Co., Ltd.		55,000	108,473
	Far East Textile, Ltd.		140,000	112,654
	Formosa Plastics Corp.		100,000	171,979
	Hon Hai Precision Industry Co., Ltd.		26,000	120,606
	Taishin Financial Holdings Co., Ltd.		120,000	112,843
	Taiwan Semiconductor Manufacturing Co., Ltd.		105,000	167,324
	Total Taiwan			947,713

	THAILAND (1.4%)
*	Aromatics (Thailand) Public Co., Ltd.		184,600	313,796
	Bangkok Expressway Public Co., Ltd.		306,200	210,675
	National Petrochemical Public Co., Ltd.		118,400	339,139
	PTT Exploration and Production Public Co., Ltd.		79,400	596,675
	Siam Cement Public Co., Ltd.		43,400	272,577
	Siam City Bank Public Co., Ltd.		360,700	239,074
	Siam Commercial Bank Public Co., Ltd.		390,000	486,873
*	Thai Olefins Public Co., Ltd.		127,200	228,272
	Total Thailand			2,687,081

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	TURKEY (1.8%)
	Aksigorta AS		100,000,000	$ 400,445
	Eregli Demir ve Celik Fabrikalari TAS		180,000,000	814,238
*	Finansbank AS		254,000,000	455,825
	Ford Otomotiv Sanayi AS		27,000,000	214,238
*	Is Gayrimenkul Yatirim Ortakligi AS		264,000,000	375,884
*	Tofas Turk Otomobil Fabrikasi AS		100,000,000	203,189
	Trakya Cam Sanayii AS		100,000,000	272,896
*	Turkiye Garanti Bankasi AS		67,000,000	211,657
	Turkiye Is Bankasi		50,600,000	279,548
*	Vestel Electronik Sanayi ve Ticaret AS		95,000,000	366,333
	Total Turkey			3,594,253

	UNITED KINGDOM (16.8%)
	Alliance Unichem, Plc.		25,000	362,141
	AstraZeneca, Plc.		12,085	438,286
	Aviva, Plc.		102,000	1,229,811
	Barclays, Plc.		150,000	1,687,592
	BG Group, Plc.		40,000	271,858
	BHP Billiton, Plc.		120,000	1,406,519
	BP, Plc.		290,600	2,834,249
	BP, Plc., ADR		5,000	292,000
	Bradford & Bingley, Plc.		65,000	418,994
	Brambles Industries, Plc.		35,000	174,879
	British Land Co., Plc.		50,000	860,115
*	Cairn Energy, Plc.		16,000	334,831
	Carnival, Plc.		8,000	488,115
*	Corus Group, Plc.		350,000	339,342
	Enterprise Inns, Plc.		60,400	921,898
	GlaxoSmithKline, Plc.		39,044	916,018
	HBOS, Plc.		18,800	306,078
	Hilton Group, Plc.		120,000	655,454
	HMV Group, Plc.		100,000	499,174
	HSBC Holdings, Plc.		157,500	2,657,958
	Imperial Tobacco Group, Plc.		22,000	602,733
	Inchcape, Plc.		30,000	1,126,021
	Laird Group, Plc.		50,000	313,904
	Land Securities Group, Plc.		22,000	591,329
	Marks & Spencer Group, Plc.		45,000	296,337
*	mmO2, Plc.		375,000	883,754
	National Grid Transco, Plc.		70,000	666,589
	Next, Plc.		10,000	316,783
	Persimmon, Plc.		40,000	530,660
	Reuters Group, Plc.		40,000	289,905
	Royal Bank of Scotland Group, Plc.		41,200	1,385,830
	SABMiller, Plc.		95,000	1,575,854

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

			Shares	Value
	UNITED KINGDOM (continued)
	Sage Group, Plc.		60,000	$ 232,980
	Scottish and Southern Energy, Plc.		22,000	368,525
	Severn Trent, Plc.		20,000	371,309
	Shell Transport & Trading Co., Plc.		90,000	767,192
	Somerfield, Plc.		125,000	377,380
	Taylor Woodrow, Plc.		75,000	391,660
	Tesco, Plc.		120,000	741,273
	United Utilities, Plc.		30,000	362,861
	Vodafone Group, Plc.		977,441	2,650,682
	William Hill, Plc.		30,000	324,847
	Xstrata, Plc.		20,000	357,869
	Total United Kingdom			32,621,589

	Total Equity Securities
	(Cost: $134,194,533)			180,273,169

	INVESTMENT COMPANIES (5.1%)
	BRAZIL (0.6%)
	iShares MSCI Brazil Index Fund		54,100	1,203,184

	FRANCE (0.9%)
	iShares MSCI France Index Fund		74,700	1,791,306

	GERMANY (0.7%)
	iShares MSCI Germany Index Fund		67,500	1,257,525

	ITALY (0.4%)
	iShares MSCI Italy Index Fund		33,100	848,684

	JAPAN (0.9%)
	iShares MSCI Japan Index Fund		149,300	1,630,356

	UNITED KINGDOM (1.6%)
	iShares MSCI United Kingdom Index Fund		175,100	3,167,559

	Total Investment Companies
	(Cost: $6,723,097)			9,898,614

			Principal
			Amount
	SHORT-TERM SECURITIES (1.9%)
	TIME DEPOSIT (1.9%)
	HSBC Bank
	1.622%, 01/03/05
	(Cost: $3,817,000)		$ 3,817,000	3,817,000

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

				Value
	TOTAL INVESTMENTS (99.9%)
	(Identified Cost: $144,734,630)			$ 193,988,783

	OTHER ASSETS LESS LIABILITIES: (0.1%)			109,108

	NET ASSETS: (100.0%)			$ 194,097,891

ADR	American Depositary Receipt

W/I	When Issued

*	Non-income producing security.

^	Illiquid security. On December 31, 2004, this security was valued at $0 or 0% of net assets.

@	Fair valued using procedures approved by the Board of Directors.

	(See "Notes to Portfolios")

	BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
	INDUSTRY CLASSIFICATIONS
	DECEMBER 31, 2004 (unaudited)
			Percent of Net Assets
	Industry
	Banking		15.6%
	Energy Sources		10.5
	Telecommunications		8.6
	Merchandising		4.7
	Utilities-Electrical & Gas		4.3
	Chemicals		3.9
	Health & Personal Care		3.7
	Financial Services		3.2
	Insurance		3.0
	Machinery & Engineering		2.8
	Automobiles		2.6
	Real Estate		2.6
	Business & Public Services		2.4
	Construction & Housing		2.4
	Metals-Steel		2.4
	Building Materials & Components		2.2
	Broadcasting & Publishing		2.1
	Leisure & Tourism		1.8
	Beverages & Tobacco		1.8
	Electronic Components & Instruments		1.7
	Wholesale & International Trade		1.4
	Multi-Industry		1.3
	Industrial Components		1.2
	Metals-Non Ferrous		1.2
	Appliances & Household Durables		1.0
	Transportation-Shipping		0.9
	Food & Household Products		0.8
	Recreation & Other Consumer Goods		0.5
	Transportation-Road & Rail		0.4
	Textiles & Apparel		0.4
	Forestry & Paper Products		0.4
	Energy Equipment & Services		0.3
	Electrical & Electronics		0.3
	Transportation-Airlines		0.2
	Aerospace & Military Technology		0.2
	Miscellaneous-Materials & Commodities		0.1
	Total Investments in Equity Securities		92.9
	Investment Companies		5.1
	Time Deposit		1.9
	Other Assets/Liabilities		0.1
	Net Assets		100.0%

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)

		Country of Origin	Par Value (Local Currency)	Value
	FIXED INCOME SECURITIES (90.7%)

	BRITISH POUND (6.0%)
	Glaxo Wellcome, Plc.
	8.750%, 12/01/05	United Kingdom	800,000	$ 1,585,552

	National Westminster Bank, Plc.
	7.875%, 09/09/15	United Kingdom	500,000	1,164,759
	Total British Pound			2,750,311

	CANADIAN DOLLAR (3.0%)
	Government of Canada
	6.000%, 06/01/08	Canada	1,500,000	1,356,829
	Total Canadian Dollar			1,356,829

	EURO (10.6%)
	Casino Guichard-Perrachon SA
	6.000%, 03/06/08	France	2,000,000	2,922,488

	Republic of Italy
	7.250%, 11/01/26	Italy	1,000,000	1,929,602
	Total Euro			4,852,090

	JAPANESE YEN (5.6%)
	Fannie Mae
	1.750%, 03/26/08	United States	250,000,000	2,551,793
	Total Japanese Yen			2,551,793

	NEW ZEALAND DOLLAR (1.6%)
	International Finance Corp.
	6.750%, 07/15/09	Supranational Bank	1,000,000	738,042
	Total New Zealand Dollar			738,042

	SWEDISH KRONA (2.8%)
	Swedish Government
	5.000%, 01/28/09	Sweden	8,000,000	1,288,703
	Total Swedish Krona			1,288,703

	UNITED STATES DOLLAR (61.1%)
	Affiliated Managers Group, Inc.
	5.406%, 11/17/06	United States	500,000	502,973

	Bank of America Corp.
	7.400%, 01/15/11	United States	1,000,000	1,159,812

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

		Country of Origin	Par Value (Local Currency)	Value
	UNITED STATES DOLLAR (continued)
	Bear Stearns Co., Inc.
	7.800%, 08/15/07	United States	1,100,000	$ 1,215,290

	Chubb Corp.
	6.150%, 08/15/05	United States	1,000,000	1,017,156

	Compaq Computer Corp.
	7.650%, 08/01/05	United States	1,000,000	1,026,574

	ConAgra Foods, Inc.
	9.875%, 11/15/05	United States	1,000,000	1,051,750

	Cordant Technologies, Inc.
	6.625%, 03/01/08	United States	555,000	600,432

	Dominion Resources, Inc. - Series B
	7.625%, 07/15/05	United States	1,000,000	1,023,875

+	Dow Jones CDX HY 3
	8.000%, 12/29/09	United States	750,000	770,156

	Fannie Mae 2004-58 ST
	5.90%, 04/25/34	United States	708,000	702,137

	Federal Home Loan Bank
	4.000%, 04/10/15	United States	1,000,000	992,443

	Ford Motor Co.
	8.875%, 01/15/22	United States	500,000	567,303

	Freddie Mac
	5.200%, 09/27/12	United States	1,000,000	1,000,060

	Freddie Mac FHR 2595 CI
	5.000%, 06/15/21	United States	3,625,536	476,985

	Freddie Mac FHR 2836 PI
	5.000%, 09/15/22	United States	2,360,100	345,533

	Freddie Mac FHR 1599 F
	3.403%, 10/15/23 Floating Rate Note	United States	484,291	516,233

	Freddie Mac FHR 2723 QI
	5.500%, 10/15/23	United States	4,909,408	425,738

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

		Country of Origin	Par Value (Local Currency)	Value
	UNITED STATES DOLLAR (continued)
	Freddie Mac FHR 1686 B
	0.000%, 02/15/24 PO	United States	950,268	$ 862,813

	Freddie Mac FHR 2759 BI
	5.000%, 08/15/25 PO	United States	4,000,000	435,625

	Freddie Mac FHR 2258 S
	6.75%, 06/15/29 Inverse Floater	United States	1,758,450	83,252

	Freddie Mac FHR 2785 GD
	4.500%, 10/15/33 SEQ	United States	710,276	706,532

	Freddie Mac FHR 2693 AS
	11.4%, 10/15/33 Inverse Floater	United States	376,182	358,740

	Freddie Mac FHR 2789 SE
	24.285%, 04/15/34 Inverse Floater	United States	913,212	1,028,077

	Freddie Mac FHR 2836 MZ
	4.500%, 08/15/34	United States	1,057,890	781,681

	Gabelli Asset Management, Inc.
	5.500%, 05/15/13	United States	500,000	491,644

	General Electric Capital Corp.
	6.500%, 12/10/07	United States	1,000,000	1,078,288

	Georgia-Pacific Corp.
	8.125%, 05/15/11	United States	250,000	288,750

	Government National Mortgage Association GNR 2002-40 FM
	3.710%, 04/20/31 Floating Rate Note	United States	606,471	608,051

	Government National Mortgage Association GNR 2003-83 S
	15.008%, 09/16/33 Inverse Floater	United States	18,176	18,280

	Hertz Corp.
	7.625%, 08/15/07	United States	1,000,000	1,075,782

	HMH Properties, Inc. - Series B
	7.875%, 08/01/08	United States	126,000	130,095

	Honeywell International, Inc.
	9.065%, 06/01/33	United States	594,000	852,023

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

		Country of Origin	Par Value (Local Currency)	Value
	UNITED STATES DOLLAR (continued)
	Inter-American Development Bank
	5.375%, 11/18/08	Supranational Bank	2,000,000	$ 2,129,984

	LCI International, Inc.
	7.250%, 06/15/07	United States	500,000	488,750

	Pfizer, Inc.
	5.625%, 02/01/06	United States	500,000	513,574

	Republic Services, Inc.
	6.750%, 08/15/11	United States	500,000	562,393

	TCI Communications Finance, Inc.
	9.650%, 03/31/27	United States	1,000,000	1,161,546

	U.S. Treasury Bonds
	5.375%, 02/15/31	United States	750,000	811,231
	Total United States Dollar			27,861,561

	Total Fixed Income Securities
	(Cost: $36,938,287)			41,399,329

	INVESTMENT COMPANIES (4.4%)		Shares
	iShares GS$ InvesTopTM Corporate
	Bond Fund (Cost: $1,991,938)	United States	18,200	2,029,846

	PREFERRED STOCK (3.3%)
	Public Storage, Inc. - Series A, Pfd	United States	26,000	746,460

	Regency Centers Corp., Pfd	United States	28,000	739,480

	Total Preferred Stock
	(Cost: $1,481,140)			1,485,940
			Principal
			Amount
	SHORT-TERM SECURITIES (0.1%)
	TIME DEPOSIT (0.1%)
	Brown Brothers Harriman & Co.
	1.623%, 01/03/05
	(Cost: $44,000)		$ 44,000	44,000

	BAILARD, BIEHL & KAISER BOND OPPORTUNITY FUND
	SCHEDULE OF INVESTMENTS
	DECEMBER 31, 2004 (unaudited)
	(Continued)

				Value
	TOTAL INVESTMENTS (98.5%)
	(Identified Cost: $40,455,365)			$ 44,959,115

	OTHER ASSETS LESS LIABILITIES (1.5%)			666,952

	NET ASSETS (100.0%)			$ 45,626,067

+
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 this security amounted to $770,156 or 1.7% of net assets.

	(See "Notes to Portfolios")

BAILARD, BIEHL & KAISER OPPORTUNITY FUND GROUP
NOTES TO PORTFOLIOS
DECEMBER 31, 2004 (unaudited)

The Funds’ valuation policies are disclosed in the Funds’ most recent semi-annual report which was filed with the Commission on December 9, 2004.

TAX INFORMATION
Tax Basis Unrealized Gain (Loss). At December 31, 2004, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
BB&K Cognitive Value Fund	$ 66,940,291	$ 17,156,305	$ (769,581)	$ 16,386,724
BB&K Enhanced Growth Fund	$ 101,207,547	$ 25,422,598	$ (1,211,147)	$ 24,211,451
BB&K International Equity Fund	$ 144,734,630	$ 50,232,434	$ (978,281)	$ 49,254,153
BB&K Bond Opportunity Fund	$ 40,455,365	$ 4,762,808	$ (259,058)	$ 4,503,750

FORWARD FOREIGN CURRENCY CONTRACTS
At December 31, 2004, the BB&K Bond Opportunity Fund ("Bond Fund") had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund’s open forward foreign currency exchange contracts outstanding at December 31, 2004 were as follows:
USD	Currency		Currency	USD	Delivery	Unrealized
Receivable	Deliverable		Receivable	Payable	Date	Gain (Loss)
$ 1,299,756	1,600,000	CAD	-	$ -	03/14/2005	$ (35,610)
4,614,753	3,470,000	EUR	-	-	03/14/2005	(105,717)
2,787,564	1,460,000	GBP	-	-	03/14/2005	(3,690)
1,921,230	200,000,000	JPY	-	-	03/14/2005	(40,381)
712,256	1,015,000	NZD	-	-	03/14/2005	(15,485)
1,259,287	8,475,000	SEK	-	-	03/14/2005	(17,846)
$ 12,594,846				$ -		$ (218,729)

Currency Legend:
CAD	-	Canadian Dollar	NZD	-	New Zealand Dollar
EUR	-	Euro	SEK	-	Swedish Krona
GBP	-	British Pound	USD	-	US Dollar
JPY	-	Japanese Yen

Item 2. Controls and Procedures

(a).
The registrant’s Chairman and Treasurer have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b).
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

By /s/ P.M. Hill
Peter Molyneaux Hill
Title: Chairman (principal executive officer)
Date: 2/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ P.M. Hill
Peter Molyneaux Hill
Title: Chairman (principal executive officer)
Date: 2/25/05

By /s/ Barbara Vaughan Bailey
Barbara Vaughan Bailey
Title: Treasurer (principal financial officer)
Date: 2/28/05